Business Combinations (Tables)	9 Months Ended
Sep. 30, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the fair values of the assets acquired and liabilities assumed as of the date of each acquisition (in thousands):

Tangible net assets	$895
Developed technology and content	620
Trade name	190
Customer relationships	60
Goodwill	4,852
Total net asset value	$6,617
The following table summarizes the fair values of the assets acquired and liabilities assumed as of the acquisition date (in thousands):

Accounts receivable	$1,391
Other assets acquired	4,171
Trade name	300
Acquired content	1,600
Customer relationships	3,300
Deferred revenue	(3,919)
Other liabilities acquired	(3,172)
Total identifiable net assets assumed	3,671
Goodwill	34,243
Total net asset value	$37,914